Retirement Benefit Schemes (Tables)	12 Months Ended
Dec. 31, 2023
Disclosure of defined benefit plans [abstract]
Schedule of Defined Benefit Amounts Recognised in Balance Sheets	The amounts recognised in the balance sheet are determined as follows:

	Pension schemes		Healthcare schemes		Total
	2023 £m	2022 £m	2023 £m	2022 £m	2023 £m	2022 £m
Present value of funded scheme liabilities	(6,267)	(6,310)	(150)	(205)	(6,417)	(6,515)
Fair value of funded scheme assets	7,172	7,271	145	153	7,317	7,424
	905	961	(5)	(52)	900	909
Unrecognised funded scheme surpluses	(40)	(61)	—	—	(40)	(61)
	865	900	(5)	(52)	860	848
Present value of unfunded scheme liabilities	(380)	(387)	(405)	(410)	(785)	(797)
	485	513	(410)	(462)	75	51

The above net asset/(liability) is recognised in the balance sheet as follows:
– retirement benefit scheme liabilities	(467)	(483)	(414)	(466)	(881)	(949)
– retirement benefit scheme assets	952	996	4	4	956	1,000
	485	513	(410)	(462)	75	51
The net assets of funded pension schemes by territory are as follows:

	Liabilities		Assets		Total
	2023 £m	2022 £m	2023 £m	2022 £m	2023 £m	2022 £m
– U.S.	(1,439)	(1,552)	1,890	2,046	451	494
– UK	(2,132)	(2,114)	2,315	2,256	183	142
– Germany	(741)	(711)	863	861	122	150
– Canada	(556)	(574)	594	613	38	39
– Netherlands	(736)	(693)	780	739	44	46
– Switzerland	(273)	(279)	295	308	22	29
– Rest of Group	(390)	(387)	435	448	45	61
Funded schemes	(6,267)	(6,310)	7,172	7,271	905	961
The movements in scheme liabilities are as follows:

	Pension schemes		Healthcare schemes		Total
	2023 £m	2022 £m	2023 £m	2022 £m	2023 £m	2022 £m
Present value at 1 January	6,697	10,414	615	707	7,312	11,121
Differences on exchange	(153)	567	(34)	78	(187)	645
Current service cost	36	50	1	1	37	51
Past service (credit)/cost and settlements	(67)	(1,308)	1	1	(66)	(1,307)
Interest on scheme liabilities	315	224	32	23	347	247
Contributions by scheme members	2	3	—	—	2	3
Benefits paid	(484)	(586)	(52)	(59)	(536)	(645)
Actuarial (gains)/losses
– arising from changes in demographic assumptions	(28)	(18)	—	—	(28)	(18)
– arising from changes in financial assumptions	268	(2,775)	9	(145)	277	(2,920)
Experience losses/(gains)	61	126	(17)	9	44	135
Present value at 31 December	6,647	6,697	555	615	7,202	7,312
Scheme liabilities by scheme membership:

	Pension schemes		Healthcare schemes		Total
	2023 £m	2022 £m	2023 £m	2022 £m	2023 £m	2022 £m
Active members	656	756	23	31	679	787
Deferred members	1,025	1,055	1	1	1,026	1,056
Retired members	4,966	4,886	531	583	5,497	5,469
Present value at 31 December	6,647	6,697	555	615	7,202	7,312

	Pension schemes		Healthcare schemes		Total
	2023 £m	2022 £m	2023 £m	2022 £m	2023 £m	2022 £m
Fair value of scheme assets at 1 January	7,271	10,644	153	172	7,424	10,816
Differences on exchange	(182)	606	(10)	21	(192)	627
Settlements	(60)	(1,294)	—	—	(60)	(1,294)
Interest on scheme assets	345	240	9	6	354	246
Company contributions	64	74	—	—	64	74
Contributions by scheme members	2	3	—	—	2	3
Benefits paid	(448)	(546)	(14)	(15)	(462)	(561)
Actuarial gains/(losses)	180	(2,456)	7	(31)	187	(2,487)
Fair value of scheme assets at 31 December	7,172	7,271	145	153	7,317	7,424

	Pension schemes		Healthcare schemes		Total
	2023 £m	2022 £m	2023 £m	2022 £m	2023 £m	2022 £m
Equities ‒ listed	629	623	5	5	634	628
Equities ‒ unlisted	675	756	49	50	724	806
Bonds ‒ listed	1,139	1,167	17	18	1,156	1,185
Bonds ‒ unlisted	803	768	58	64	861	832
Buy-in insurance policies	2,585	2,453	—	—	2,585	2,453
Other assets ‒ listed	556	473	8	7	564	480
Other assets ‒ unlisted	785	1,031	8	9	793	1,040
Fair value of scheme assets at 31 December	7,172	7,271	145	153	7,317	7,424

Schedule of Defined Benefit Amounts Recognised in Income Statement	The amounts recognised in the income statement are as follows:

	Pension schemes		Healthcare schemes		Total
	2023 £m	2022 £m	2023 £m	2022 £m	2023 £m	2022 £m
Defined benefit schemes
Service cost
– current service cost	36	50	1	1	37	51
– past service (credit)/cost, curtailments and settlements	(7)	(14)	1	1	(6)	(13)
Net interest on the net defined benefit liability
– interest on scheme liabilities	315	224	32	23	347	247
– interest on scheme assets	(345)	(240)	(9)	(6)	(354)	(246)
– interest on unrecognised funded scheme surpluses	4	1	—	—	4	1
	3	21	25	19	28	40
Defined contribution schemes	80	93	—	—	80	93
Total amount recognised in the income statement (note 3)	83	114	25	19	108	133

Disclosure - Retirement Benefit Schemes - Summary of Movements in the Unrecognised Scheme Surpluses Recognised in Other Comprehensive Income	The movements in the
unrecognised scheme surpluses, recognised in other comprehensive income, are as follows:

	Pension schemes			Healthcare schemes			Total
	2023 £m	2022 £m	2021 £m	2023 £m	2022 £m	2021 £m	2023 £m	2022 £m	2021 £m
Unrecognised funded scheme surpluses at 1 January	(60)	(16)	(16)	—	—	—	(60)	(16)	(16)
Differences on exchange	—	(4)	2	—	—	—	—	(4)	2
Interest on unrecognised funded scheme surpluses	(4)	(1)	(1)	—	—	—	(4)	(1)	(1)
Movement in year (note 22)	24	(39)	(1)	—	—	—	24	(39)	(1)
Unrecognised funded scheme surpluses at 31 December	(40)	(60)	(16)	—	—	—	(40)	(60)	(16)

Disclosure - Retirement Benefit Schemes - Summary of Actuarial Assumptions Rate for Valuations Plans	The principal actuarial assumptions (weighted to reflect individual scheme differences) used in the following territories are shown below.
In both years, discount rates are determined by reference to normal yields on high quality corporate bonds at the balance sheet date.

						2023						2022
	U.S.	UK	Germany	Canada	Netherlands	Switzerland	U.S.	UK	Germany	Canada	Netherlands	Switzerland
Rate of increase in salaries (%)	3.3	Nil	2.5	2.5	1.4	2.0	3.3	Nil	2.5	2.5	1.4	1.5
Rate of increase in pensions in payment (%)	2.4	3.1	2.3	Nil	2.5	Nil	2.4	3.2	2.3	Nil	2.2	Nil
Rate of increase in deferred pensions (%)	0.1	2.5	2.3	Nil	2.5	—	0.1	2.8	2.3	Nil	2.2	—
Discount rate (%)	5.2	4.8	3.5	4.6	3.3	1.4	5.5	5.0	4.2	5.0	3.7	2.1
General inflation (%)	2.5	3.1	2.5	2.0	2.0	1.4	2.5	3.2	2.3	2.0	2.0	1.2

						2023						2022
	U.S.	UK	Germany	Canada	Netherlands	Switzerland	U.S.	UK	Germany	Canada	Netherlands	Switzerland
Weighted average duration of liabilities (years)	10.2	12.2	10.6	9.0	15.0	10.8	10.7	12.4	10.9	9.0	14.4	10.2
For healthcare inflation in the U.S., the assumption is 7.5% for 2023 (2022: 7.5%) and in Canada, the assumption is 5.0% for both years.
Mortality assumptions are subject to regular review. The principal schemes used the following tables:

U.S.
Pri-2012 mortality tables without collar or amount adjustments projected with MP-2021 generational projection except for a specific group of retired members for which the mortality assumption is 99.5% of the RP-2006 table with white collar adjustment, projected with MP-2021 generational projection (both years)

UK
S3NA (YOB) with the CMI (2022) improvement model (smoothing parameter of 7) and 25% weighting to the 2022 data with a 1.25% long-term improvement rate applied from 2020 onwards (2022: S3PA (YOB) with the CMI (2021)
improvement model with a 1.25% long-term improvement rate)

Germany	RT Heubeck 2018 G (both years)
Canada	CPM-2014 Private Table (both years)
Netherlands	AG Prognosetafel 2022 (both years)
Switzerland	LPP/BVG 2020 base table with CMI projection factors for mortality improvements with a 1.5% long-term improvement rate (both years)

Based on the above, the weighted average life expectancy, in years, for mortality tables used to determine benefit obligations is as follows:

	U.S.		UK		Germany		Canada		Netherlands		Switzerland
	Male	Female	Male	Female	Male	Female	Male	Female	Male	Female	Male	Female
31 December 2023
Member age 65 (current life expectancy)	22.1	23.6	22.6	24.1	20.6	24.0	22.1	24.4	21.0	24.4	22.0	23.8
Member age 45 (life expectancy at age 65)	22.2	24.1	24.1	26.1	23.0	26.8	23.1	25.4	23.2	26.3	24.0	25.7
31 December 2022
Member age 65 (current life expectancy)	22.1	23.6	22.9	24.2	20.6	24.0	22.0	24.4	21.0	24.4	22.0	23.7
Member age 45 (life expectancy at age 65)	22.2	24.1	24.5	26.0	23.4	26.3	23.0	25.3	23.2	26.3	23.9	25.6
For the remaining territories, typical assumptions are that real salary increases will be from 0% to 11.7% (2022: 0% to 8.0%) per annum and discount rates will be from 0% to 7.0% (2022: 0% to 7.5%) above inflation. Pension increases, where allowed for, are generally assumed to be in line with inflation. Assumptions of life expectancy are in line with best practice in each territory. For countries where there is not a deep market in such corporate bonds, the yield on government bonds is used.
The valuation of retirement benefit schemes involves judgements about uncertain future events. Sensitivities in respect of the key assumptions used to measure the principal pension schemes as at 31 December 2023 are set out below. These sensitivities show the hypothetical impact of a change in each of the listed assumptions in isolation, with the exception of the sensitivity to inflation which incorporates the impact of certain correlating assumptions such as salary increases and pension increases. While each of these sensitivities holds all other assumptions constant, in practice such assumptions rarely change in isolation, while asset values also change, and the impacts may offset to some extent.

	1 year increase £m	1 year decrease £m	percentage increase £m	percentage decrease £m
Average life expectancy – increase/(decrease) of scheme liabilities	184	(185)
Rate of inflation (+/- 25bps) – increase/(decrease) of scheme liabilities			95	(96)
Discount rate (+/- 50bps) – (decrease)/increase of scheme liabilities			(308)	336